LoanID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category1	Category2	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
800184	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Inaccurate Adjusted Origination Charges on HUD
[2]   GFE1 Written list of service providers not given to borrower
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1
[2]   Most Recent GFE Trade-off Table not accurate

Adjusted Origination Charges reflects ($536.46), Origination charge of $0 and Credit or Charge for interest rate chosen $536.46 which calculates to Adjusted amount of $536.46.
Comparison of GFE & HUD fees inaccurate; credit for interest rate from final GFE dated 11/1/2013 reflects ($353.54) however GFE column of comparison reflects $535.54 for a charge for interest rate.
Most recent GFE dated 11/01/2013 Summary of Loan Terms reflects a loan amount of $167,876 and a payment of $863.12 and the HUD summary of Loan Terms reflects a loan amount of $167,549.83 and a payment of $861.44.
Most recent GFE dated 11/01/2013 trade off table reflects a loan amount of $167,876 and a payment of $863.12 and the HUD summary of Loan Terms reflects a loan amount of $167,549.83 and a payment of $861.44.
								RB	B	B	B
800473	3
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure

APR under disclosed by .9609 which exceeds the .125 tolerance.
Finance charges under disclosed by $21,794.11 which exceeds the $100 tolerance for purchase transactions. While the NOTE and amortization schedule acknowledge a discount to rate  at a lower  rate, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of preferred agreement.

APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						SOL Expired		RB	B	B	B
800065	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   APR Tolerance UnderDisclosed 0.125
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Commitment Letter
[2]   Initial TIL Missing

APR under disclosed by 1.6222 which exceeds the .125 tolerance.
Finance charges under disclosed by $69.972.85 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.

APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						SOL Expired		RB	B	B	B
800037	3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [3] State Late Charge Not Standard
APR under disclosed by .1466 which exceeds the .125 tolerance.
Finance charges under disclosed by $558.17 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
Late charge fee of 5% exceeds the max allowed of 4% for the state Mississippi.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800106	3
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   State - Missing Rate Lock Disclosure
[2]   GFE Other Settlement Charges Good Through Date < 10 business days from GFE Date
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   State - Missing Prepayment penalty disclosure

Comparison of GFE & HUD fees inaccurate; Daily interest charges from final GFE dated 03/06/2013 reflects $0 however GFE column of comparison reflects $60.78 for Daily Interest.
Finance charges under disclosed by $185.70 which exceeds the $35 for refinances. Unable to determine underdisclosure due to missing TIL itemization.
GFE1 dated 03/06/2013 Important Dates Section, Other Settlement Charges Good Through Date is 03/15/2013, which is less than the 10 business days required.
Initial GFE dated 03/06/2013 is not within 3 days of application 03/01/2013.
Initial TIL dated 03/06/2013 is not within 3 days of application 03/01/2013 or the credit report that is dated 03/01/2013.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800010	3	[3] TIL Missing [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice		NO		Testing Not Required		RC	C	C	C
800080	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   State Late Charge Not Standard
[2]   State - Missing Interest Rate Disclsoure
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   State - Missing  Borrower's Choice of Attorney Disclosure

Comparison of GFE & HUD fees inaccurate; Daily Interest charges from final GFE dated 04/15/2013 reflects $471.96 however GFE column of comparison reflects $104.88 for Daily Interest.
Finance charges under disclosed by $455.09 which exceeds the $35 for refinances. TIL itemization did not disclose an appraisal fee paid to affiliate of $540.00 as prepaid finance charge. There was no invoice in the file.
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800119	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Mortgage Banker Disclosure [2] Comparison of GFE and HUD-1 Charges Not Accurate
Comparison of GFE & HUD fees inaccurate; Government recording charges from final GFE dated 06/06/2013 reflects $196.00 however GFE column of comparison reflects $104.00 for Government recording charges.
Finance charges under-disclosed by $166.00 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of TIL.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800103	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Commitment Letter
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Virginia Insurance Disclosure
[2]   State - Missing Appraisal Notice

Finance charges under disclosed by $1043.06 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed. Also, there is a lender credit on page one of HUD for $1,000 which is not itemized, therefore excluded.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800018	2	[2] State - Missing Right to Select Attorney Disclosure						RB	B	B	B
800019	2	[2] State - Missing Commitment Letter [2] State - Missing Appraisal Notice						RB	B	B	B
800083	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   State Late Charge Not Standard
[2]   Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1
[2]   Most Recent GFE Trade-off Table not accurate

Finance charges under disclosed by $143.96 which exceeds the $35 for refinances. Unable to determine under disclosure due to missing TIL itemization of amount financed.
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
Most recent GFE 12/07/2012 Summary of Loan Terms reflects a loan amount of $287,000 and a payment of $1,268.82 and the HUD summary of Loan Terms reflects a loan amount of $282,700 and a payment of $1,249.81.
Most recent GFE dated 12/07/2012 Trade-Off Table reflects a loan amount of $287,000 and payment of $1,268.82 and the HUD reflects a loan amount of $282,700 and a payment of $1,249.81.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800023	2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note						RB	B	B	B
800024	2	[2] Credit Score Disclosure Not Present [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing						RB	B	B	B
800027	1							RA	A	A	A
800031	2	[2] State - Missing Attorneys' Fees Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization						RB	B	B	B
800032	1							RA	A	A	A
800033	2	[2] State - Missing Rate Lock [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial GFE Missing [2] Initial TIL Missing						RB	B	B	B
800034	2	[2] Initial GFE Missing [2] Initial TIL Missing						RB	B	B	B
800035	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
								RB	B	B	B
800036	3	[3] TIL Missing [2] State - Missing Rate Lock [2] Initial GFE Missing [2] Initial TIL Missing		NO		Testing Not Required		RC	C	C	C
800201	2
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1
[2]   Most Recent GFE Trade-off Table not accurate

Comparison of GFE & HUD fees inaccurate; credit for interest rate from final GFE dated 8/13/2012 reflects ($15625) however GFE column of comparison reflects ($14062.50) for credit for interest rate; adjusted origination charges from final GFE reflects ($3792.50) however GFE column of compairson reflects ($2230) for adjusted origination; daily interest charges from final GFE reflects $1217.45 however GFE column of compairson reflects $1143.66 for daily interest; homeowners insurance from final GFE reflects $175.66 however GFE column of compairson reflects $1054.08 for homeowners insurance.
Most recent GFE dated 08/13/2012 Summary of Loan Terms reflects an interest rate of 4.125% and a payment of $3029.06 and the HUD summary of Loan Terms reflects an interest rate of 3.875% and a payment of $2938.98.
Most recent GFE dated 08/13/2012 trade off table reflects an interest rate of 4.125% and a payment of $3029.06 and the HUD summary of Loan Terms reflects an interest rate of 3.875% and a payment of $2938.98.
State of CA: Applicable if hazard insurance is required. A lender must provide an applicant with a notice that no lender may require hazard insurance in an amount that exceeds the replacement value of the property securing the loan.
								RB	B	B	B
800038	2	[2] State - Missing Rate Lock						RB	B	B	B
800040	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment
[2]   Initial GFE Missing
								RB	B	B	B
800190	2
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Finance Lender Information Disclosure
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application

Comparison of GFE & HUD fees inaccurate; Credit report from final GFE dated 3/18/2014 reflects $20.00 however GFE column of comparison reflects $11.00 for Credit report.
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX, LLC. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800042	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Rate Lock
[2]   State - Missing Title Insurance Notice
								RB	B	B	B
800132	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   GFE Other Settlement Charges Good Through Date < 10 business days from GFE Date

Finance charges under disclosed by $179 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.
GFE1 dated 12/19/2013 Important Dates Section, Other Settlement Charges Good Through Date is 12/16/2013, which is less than the 10 business days required.
Initial GFE dated 12/19/2013 is not within 3 days of application 12/04/2013.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800047	2	[2] State - Missing Broker Compensation Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing						RB	B	B	B
800100	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Interim Interest Disclosure
[2]   GFE2 Reason(s) for any other revision(s) not documented
[2]   GFE Other Settlement Charges Good Through Date < 10 business days from GFE Date
[2]   Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1
[2]   Most Recent GFE Trade-off Table not accurate

Finance charges under disclosed by $187.28 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization.
GFE1 dated 9/24/2012 Important Dates Section, Other Settlement Charges Good Through Date is 9/28/2012, which is less than the 10 business days required.
GFE2 dated 10/14/2012 reflects an undocumented change in loan amount from $625,500 to $546,250.
Most recent GFE dated 10/14/2012 Trade-Off Table reflects a loan amount of $546,250 and payment of $2529.77 and the HUD reflects a loan amount of $547,100 and a payment of $2533.71. File contains an updated GFE however it is dated post closing therefore excluded from the review.
Most recent GFE dated 10/142012 Summary of Loan Terms reflects a loan amount of $546,250 and a payment of $2529.77 and the HUD summary of Loan Terms reflects a loan amount of $547,100 and a payment of $2533.71. File contains an updated GFE however it is dated post closing therefore excluded from the review.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800049	3
[3]   TIL Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
				NO		Testing Not Required		RC	C	C	C
800050	2	[2] Initial TIL Missing						RB	B	B	B
800051	2	[2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] HMDA-reportable rate spread (1/1/04-10/1/09)						RB	B	B	B
800052	2
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Automated Valuation Report Notice w/ copy of AVM
								RB	B	B	B
800138	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Commitment Letter [2] GFE1 Fees Not Disclosed Correctly [2] GFE2 Fees Not Disclosed Correctly
Finance charges under disclosed by $203.20 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing complete itemization of line 1101.
GFE1 dated 12/04/2012 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however no box was checked and due to subordination fee of $300.00 being disclosed in Required services that you can shop for section instead of being disclosed under XX
GFE2 dated 01/02/2013 improper fee disclosure due to subordination fee of $300.00 being disclosed in Required services that you can shop for section instead of being disclosed under Required services that we select.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800056	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial TIL Missing						RB	B	B	B
800063	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Loan Commitiment
[2]   State - Missing Condominium Earthquake Insurance Disclosure
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
								RB	B	B	B
800085	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1
[2]   Most Recent GFE Trade-off Table not accurate

Comparison of GFE & HUD fees inaccurate; final GFE dated 04/22/2013 reflects title services and lender's title insurance $815, government recording charges $87 and daily interest charges $25.68, however the GFE column of comparison reflects title services and lender's title insurance $930, government recording charges $206 and daily interest charges $66.35.
Initial GFE dated 02/08/2013 is not within 3 days of application 01/22/2013.
Initial TIL dated 02/08/2013 is not within 3 days of the credit report that is dated 01/22/2013.
Most recent GFE dated 04/22/2013 Summary of Loan Terms reflects an interest rate of 3.75% and a payment of $578.95 and the HUD summary of Loan Terms reflects an interest rate of  3.875% and a payment of $587.85.
Most recent GFE dated 04/22/2013 Trade-Off Table reflects an interest rate of 3.75% and a payment of $578.95 and the HUD reflects an interest rate of 3.875% and a payment of $587.85.
								RB	B	B	B
800067	2	[2] Initial TIL Missing						RB	B	B	B
800008	2	[2] Comparison of GFE and HUD-1 Charges Not Accurate [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate
Comparison of GFE & HUD fees inaccurate; Final GFE dated 07/10/2013 reflects $619.20 for Transfer Taxes and $465.79 for Daily Interest however GFE column of comparison reflects $615.60 for Transfer Taxes and $35.63 for Daily Interest.
Most recent GFE dated 07/10/2013 Summary of Loan Terms reflects a loan amount of $258,000 and a payment of $1,385 and the HUD summary of Loan Terms reflects a loan amount of $256,500 and a payment of $1,376.95.
Most recent GFE dated 07/10/2013 Trade-Off Table reflects a loan amount of $258,000 and a payment of $1,385 and the HUD summary of Loan Terms reflects a loan amount of $256,500 and a payment of $1,376.95.
								RB	B	B	B
800200	2
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   GFE2 Reason(s) for any other revision(s) not documented
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application

Comparison of GFE & HUD fees inaccurate; Government recording charges charges from final GFE dated 2/5/14 reflects $456 however GFE column of comparison reflects $396 for Government recording charges.
GFE2 dated 2/5/14 reflects an undocumented change in loan amount from $270,000 to $266,400.
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800073	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Choice of Attorney disclosure
[2]   State - Missing Amortization Information Disclosure
[2]   State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan
[2]   Initial GFE Missing
								RB	B	B	B
800075	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Disclosure
[2]   State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note
[2]   State -  Missing Broker Agreement
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
[2]   Initial TIL Missing
								RB	B	B	B
800077	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing FHA/VA Allowed / Disallowed Borrower Paid Charges Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
								RB	B	B	B
800078	3	[3] TIL Missing [3] HUD-1 Missing [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial TIL Missing		YES		Indeterminable		RD	D	D	D
800165	3
[3]   State Late Charge Not Standard
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure

Finance charges under disclosed by $231.94 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization.
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800163	3
[3]   No tolerance fees increased at closing (Credit or Charge for Interest Rate)
[3]   No tolerance fees increased at closing (Adjusted Origination Charges)
[3]   GFE2 Reason(s) for interest rate-related revision(s) not documented
[2]   GFE2 Reason(s) for any other revision(s) not documented
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   State - Missing Virginia Insurance Disclosure

Comparison of GFE & HUD fees inaccurate; Homeowner’s Insurance charges from final GFE dated 04/08/2013 reflects $0 however GFE column of comparison reflects $260.03. for Homeowner's Insurance.
GFE2 dated 04/08/2013 reflects an undocumented change in loan amount from $246,000 to $245,100.
GFE2 dated 04/08/2013 reflects an undocumented decrease in Credit for interest rate from ($799.50) to ($796.58) therefore an undocumented increase in Adjusted Origination charges from ($144.50) to ($141.58).
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 2/18/2013; Adjusted Origination disclosed as ($144.50) increased at closing to ($141.56)
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 2/18/2013 of ($799.50) but final HUD discloses a credit of ($796.58).
						RESPA		RC	C	C	C
800179	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Domestic Partnership Affidavit
[2]   GFE1 Written list of service providers not given to borrower
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
			Comparison of GFE & HUD fees inaccurate; Homeowner's Insurance charges from final HUD reflects $672 however HUD column of comparison reflects $610.50 for Homeowner's insurance.					RB	B	B	B
800016	3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $299.99 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a Closing Attorney fee of $450 as prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800133	3
[3]   State Late Charge Not Standard
[3]   TIL Incomplete
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   State - Missing Affidavit of Compliance / Smoke Alarm

Comparison of GFE & HUD fees inaccurate; Initial deposit for escrow from final GFE dated 03/18/2013 reflects $1016.39 and Title services and lenders title Insurance $3084.06 however, GFE column of comparison reflects initial deposit for escrow $318.24 and Title services and lenders title insurance $585.06.
Deficiency -  TIL Incomplete due to missing Storage Unit Number. Address on TIL reflects XX. Note and legal description reflects storage Unit number XX as part of the purchase transaction making the storage unit part of the property address to reflect XX
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
				TESTED		Tested		RC	C	C	C
800194	3
[3]   HUD-1 Incomplete
[2]   State - Missing Interim Interest Disclosure
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Permanent Definition
[1]   QM APR Test - APR below HPML Threshold.  Safe Harbor

Comparison of GFE & HUD fees inaccurate; Initial deposit for your escrow account charges from final GFE dated 3/06/2014 reflects $860.40 however GFE column of comparison reflects $0 for Initial deposit for your escrow account.
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
HUD-1 incomplete due to page three Summary of Loan Terms not being complete.
				TESTED		Tested		RC	C	C	C
800021	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Commitment Letter [2] State - Missing Lock In Disclosure [2] State - Missing signed Notice of Mortgage Broker Fee
Finance charges under disclosed by $358.44 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800087	2
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
								RB	B	B	B
800088	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)						RA	A	A	A
800089	2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)						RB	B	B	B
800091	1							RA	A	A	A
800092	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Real Property Recordation and Transfer Tax (Form FP 7/C)
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Financing Agreement
[2]   State - Missing Mortgage Disclosure Form
[2]   State - Missing Escrow Account Notice
[2]   State - Missing Dual Status / Dual Capacity Disclosure
								RB	B	B	B
800093	2	[2] Affiliated Business Doc Missing [2] State - Missing Choice of Attorney disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)						RB	B	B	B
800134	3
[3]   No tolerance fees increased at closing (Credit or Charge for Interest Rate)
[3]   No tolerance fees increased at closing (Adjusted Origination Charges)
[3]   GFE3 Reason(s) for interest rate-related revision(s) not documented
[2]   GFE2 Reason(s) for any other revision(s) not documented
[2]   GFE1 Written list of service providers not given to borrower
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure

Comparison of GFE & HUD fees inaccurate; title services and lender's title insurance charges from final GFE dated 07/30/2013 reflects $2788.60 however GFE column of comparison reflects $2063.60 for title services and lender's title insurance.
GFE2 dated 04/25/2013 reflects an undocumented change in loan amount from $302,909 to $303437.
GFE3 dated 07/15/2013 reflects an undocumented increase in interest rate from 3.625% to 4.375% and an undocumented decrease in Credit for interest rate from ($2655.07) to ($758.59) therefore an undocumented increase in Adjusted Origination charges from $(1756.07) to $140.41.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 04/05/2013; Adjusted Origination disclosed as ($2655.07) increased at closing to $140.41.
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 04/05/2013 of ($2655.07) but final HUD discloses a credit of $0.00.
						RESPA		RC	C	C	C
800104	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Application Disclosure
[2]   State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note
[2]   GFE2 Reason(s) for any other revision(s) not documented

Finance charges under disclosed by $385.03 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose the appraisal fee paid to the affiliate XX as a  finance charge.
GFE2 dated 05/01/2013 reflects an undocumented change in loan amount from $210,000 to $185,000 as well as an undocumented change in the loan term from 15 year to 30 year.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800123	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Non Agency Disclosure	Finance charges under disclosed by $450.90 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800423	3
[3]   Power of Attorney Missing
[2]   State - Missing Disclosure of Facts Material to the Borrower’s Decision, Rights or Interests
[2]   State - Missing Disclosure of Mortgage Loan Compensation
[2]   State - Missing Disclosure of Loans that Borrower Qualifies For
[2]   State - Missing Mortgage Loan Summary
[1]   Loan Exempt from ATR Rule
			Deficiency- Power of attorney reflects a notary in XX.			POA		RB	B	B	B
800041	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Notice of Right to Select Attorney	Finance charges under disclosed by $50.03 which exceeds the $35 for refinances. TIL itemization did not disclose a closing fee of $50 as a prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800084	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate
Finance charges under disclosed by $578.66 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
Most recent GFE dated 12/14/2012 Summary of Loan Terms reflects a loan amount of $397,000 and a payment of $1810.52 and the HUD summary of Loan Terms reflects a loan amount of $394,000 and a payment of $1796.84.
Most recent GFE dated 12/14/2012 Trade-Off Table reflects a loan amount of $397,000 and a payment of $1810.52 and the HUD reflects a loan amount of $394,000 and a payment of $1796.84.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800374	3
[3]   HUD-1 Incomplete
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   Credit Score Disclosure Not Present
			Final HUD-1 is not executed by the borrower or stamped by the settlement agent.	YES		HUD Deficiency		RC	C	C	C
800377	3
[3]   TIL Incomplete
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
			Final TIL incomplete due to missing borrower's signature.	NO		Testing Not Required		RC	C	C	C
800081	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] State Late Charge Not Standard [2] State - Missing Borrower's Choice of Attorney Disclosure
Finance charges under disclosed by $640.45 which exceeds the $35.00 tolerance for Refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800353	3	[3] TIL Incomplete [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] Initial GFE Missing [2] Initial TIL Missing	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Testing Not Required		RC	C	C	C
800372	3
[3]   TIL Incomplete
[2]   State - Missing Borrower's Bill of Rights
[2]   State - Missing Consumer Caution and Counseling Disclosure
[2]   State - Missing Insurance Disclosure / Right to Choose Insurance Provider
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Date not within 3 days of Initial Application Date
			Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Testing Not Required		RC	C	C	C
800507	3	[3] TIL Incomplete [2] Initial TIL Missing	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Testing Not Required		RC	C	C	C
800115	3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $84.54 which exceeds the $35 for refinances. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800111	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   HUD Summary of Loan Terms does not match Note Terms
[2]   Missing GFE(s)
[2]   GFE3 Reason(s) for any other revision(s) not documented
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1
[2]   Most Recent GFE Trade-off Table not accurate

Comparison of GFE & HUD fees inaccurate; final GFE dated 04/12/2013 reflects daily interest charges of $281.52, Flood Cert of $19 and Tax Service fee of $65; however GFE column of comparison reflects $187.68 for daily interest charges and $0 for Flood Cert and $0 for Tax Service fee. Final HUD reflects $19 for Flood Cert and $65 for Tax Service fee, however HUD column of comparison reflects $0 for Flood Cert and $0 for Tax Service fee.
Finance charges under disclosed by $387.44 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
GFE3 dated 04/12/2013 reflects an undocumented change in loan amount from $233,000 to $304,500.
HUD summary of loan terms reflects a rate of 3.875% and Note reflects rate of 3.75%.
Missing GFE due to Written list of service providers reflects GFE was issued on 01/24/2013. This GFE was not enclosed in the loan file.
Most recent GFE dated 04/12/2013 Summary of Loan Terms reflects an interest rate of 3.75% and a payment of $1,410.19 and the HUD summary of Loan Terms reflects an interest rate of 3.875%and a payment of $1,431.87.
Most recent GFE dated 04/12/2013 Trade-Off Table reflects an interest rate of 3.75% and payment of $1,410.19 and the HUD reflects an interest rate of 3.875% and a payment of $1,431.87.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800110	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Agency to Receive Borrower Complaints
[2]   Comparison of GFE and HUD-1 Charges Not Accurate

Comparison of GFE & HUD fees inaccurate; HUD reflects $385 for escrow waiver and $150 for subordination fee; however, HUD column of comparison does not reflect charges for escrow waiver and subordination.
Finance charges under-disclosed by $546.77 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of TIL.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800109	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   GFE2 Reason(s) for any other revision(s) not documented
[2]   Comparison of GFE and HUD-1 Charges Not Accurate

Comparison of HUD & HUD fees inaccurate; HUD reflects on line 1305 Secure & prepare release fee of $150 however the HUD column of comparison does not reflect this fee.
Finance charges under disclosed by $936.10 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
GFE2 dated 9/7/2012 reflects an undocumented change in loan amount from $412,500 to $304,000.
Initial TIL dated 8/30/2012 is not within 3 days of application 08/21/2012 or the credit report that is dated 08/21/2012. Loan is originated and closed by XX
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800070	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] HMDA-reportable rate spread (1/1/04-10/1/09)
Finance charges under disclosed by $152.92 which exceeds the $35 tolerance for refinance transactions. TIL itemization reflects a closing fee of $600 and the HUD reflects a closing fee of $350. TIL itemization did not disclose a $300 Copy fee, a $25 wire fee, and a $85 courier fee as prepaid finance charges.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800015	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Right to Select Attorney Disclosure	Finance charges under disclosed by $38.08 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing complete itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800014	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] APR Tolerance UnderDisclosed 0.25 [3] ROR Violation Funding date is prior to or equals the ROR End Date
APR under disclosed by .7202 which exceeds the .125 tolerance.
Finance charges under disclosed $9,998.83 which exceeds the $35 tolerance for refinance transactions. Unable to determine payment under disclosure due to missing amortizing schedule from loan file.
ROR executed by borrowers 12/XX/1990 with expiration of rescission period noted as 12/XX/1990. HUD reflects a funding date of 12/XX/1990, equal to the rescission period expiration date, and 18 days of interest was collected which coincides with a 12/XX/1990 funding date.

APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
						SOL Expired		RB	B	B	B
800120	2	[2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure						RB	B	B	B
800168	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Violation Funding date is prior to or equals the ROR End Date
Finance charges under disclosed by $1374 which exceeds the $35.00 tolerance for Refinance transactions. Unable to apply the $3001 lender credit on line 204 of the HUD due to missing the credit itemization.
ROR executed by borrowers 07/XX/2013 with expiration of rescission period noted as 08/XX/2013. HUD reflects a funding date of 07/XX/2013, equal to the rescission period expiration date, and 1 day of interest was collected which coincides with a 7/XX/2013 funding date.

APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR - 3yrs for rescindable transactions. The loan is outside the SOL.
						SOL Expired		RB	B	B	B
800107	3
[3]   TIL Incomplete
[2]   State - Missing Mortgage Banker Disclosure
[2]   GFE3 Reason(s) for any other revision(s) not documented
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[3]   Finance Charge underdisclosed >$35 for Refinance

Final TIL reflects boxes for an adjustable rate loan and Note reflects fixed rate.
Finance charges under disclosed by $113.34 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing complete itemization of amount financed.  File reflects a post closing refund check dated 11/12/2013 in the amount of $68 to Borrower for excess closing costs.
GFE3 dated 6/18/2013 reflects an undocumented change in loan amount from $187,000 to $202,600.
Initial GFE dated 4/1/2012 is not within 3 days of application 2/21/2012.
Initial TIL dated 4/1/2012 is not within 3 days of application 02/21/2012 or the credit report that is dated 2/21/2012. Loan is originated and closed by XX
				TESTED	APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Tested		RC	C	C	C
800105	3
[3]   State Late Charge Not Standard
[2]   State - Missing Interest Rate Disclsoure
[2]   GFE2 Reason(s) for any other revision(s) not documented
[2]   GFE3 Reason(s) for any other revision(s) not documented
[2]   Most Recent GFE Escrow account information not correct
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[3]   Finance Charge underdisclosed >$35 for Refinance

Finance charges under disclosed by $444.98 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not include Appraisal fee of $445.00 paid to the affiliate XX as prepaid finance charge with no invoice in the file.
GFE2 dated 03/19/2013 reflects an undocumented change in loan amount from $360,000 to $348,000.
GFE3 dated 07/02/2013 reflects an undocumented increase in interest rate from 4.125% to 4.25%.
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
Most recent GFE dated 07/02/2013 discloses an escrow account, however Final HUD holds no escrows.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Late Charge		RC	C	C	C
800102	3
[3]   State Late Charge Not Standard
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[3]   Finance Charge underdisclosed >$35 for Refinance

Finance charges under disclosed by $719 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization.
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Late Charge		RC	C	C	C
800009	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] GFE1 Fees Not Disclosed Correctly [2] State - Missing Right to Choose Insurance Provider
Finance charges under disclosed by $910.81, which exceeds the $35.00 tolerance for Refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
GFE1 dated 08/01/2013 improper fee disclosure due to signing fee of $135.00 being disclosed in Required services that we select section instead of being disclosed under Title services.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	SOL Not Expired		RC	C	C	C
800128	2	[2] State - Missing Pre-Application Dislcosure						RB	B	B	B
800129	1							RA	A	A	A
800136	3
[3]   Initial TIL Missing
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Borrower Information Document
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1
[2]   Most Recent GFE Trade-off Table not accurate
[2]   Loan is subject to IL Predatory Lending Database Program
[2]   State - Missing Notice of Choice of Agent or Insurer

Finance charges under disclosed by $40 which exceeds the $35 for refinances. TIL itemization did not disclose Tax Payment Service Fee of $40 as prepaid finance charge.
Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.
Most recent GFE dated 05/25/2013 Summary of Loan Terms reflects a loan amount of $150,000 and a payment of $705.36 and the HUD summary of Loan Terms reflects a loan amount of $155,000 and a payment of $728.87.
Most recent GFE dated 05/25/2013 Trade-Off Table reflects a loan amount of $150,000 and payment of $705.36 and the HUD reflects a loan amount of $155,000 and a payment of $728.87.
					APR/Finance Charge/TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800131	2	[2] State - Missing Mortgage Banker Disclosure						RB	B	B	B
800108	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Mortgage Banker Disclosure
[2]   GFE3 Reason(s) for any other revision(s) not documented

Finance charges under disclosed by $85.37 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
GFE3 dated 12/5/2012 reflects an undocumented increase in interest rate from 4.0% to 4.125%.
Initial GFE dated 8/3/2012 is not within 3 days of application 6/18/2012.
Initial TIL dated 8/3/2012 is not within 3 days of application 6/18/2012 or the credit report that is dated 6/18/2012. Loan is originated and closed by XX
					APR/Finance Charge/TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800006	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   Change date(s) in TIL rate/payment disclosure inaccurate
[3]   Payment value(s) in TIL Rate/Payment Disclosure inaccurate
[2]   GFE2 Reason(s) for any other revision(s) not documented
[2]   Initial TIL Date not within 3 days of Initial Application Date

Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 08/XX/2013 (funding date), 08/XX/2013 (closing date), 09/XX/2013(30 days before first payment) or 10/XX/2013 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 10/XX/2018.  "Maximum Ever" column should list date maximum rate may be reached (09/XX/2020) per Note terms, TIL lists 10/XX/2020.
Finance charges under disclosed by $353.64 which exceeds the $35 for refinances. TIL itemization does not reflect discount point of $689.40 as a finance charge.
GFE2 dated 08/07/2013 reflects an undocumented change in loan amount from $760,000 to $766,000.
Payment values in TIL Rate/Payment Disclosure are inaccurate.   Final TIL reflects an estimated amount for escrows and Total Estimated Monthly payment includes this amount, but there was no escrow account shown as being collected on the Final HUD.
					APR/Finance Charge/TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	SOL Not Expired		RC	C	C	C
800517	3
[3]   Federal Higher-Priced Mortgage Loan
[2]   HMDA-reportable rate spread (10/1/09 and later)
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   TILA Designation: Rebuttable Presumption QM (Temporary Definition)
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR above HPML Threshold.  Rebuttable Presumption

Federal Higher-Priced Mortgage Loan - stated APR (5.285%) and audited APR (5.2314%) exceeds the HPML threshold of 4.97% (1.5% over applicable APOR, 3.47%). Loan appears to be a compliant Fed HPML.
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
Stated APR (5.285%) and audited APR (5.2314%) exceed the QM Safe Harbor APR threshold of 4.97% (1.5% over applicable APOR, 3.47%). Rebuttable Presumption QM.
					Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	FHPML	Compliant	RC	C	C	C
800511	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Loan Agreement Rider [2] GFE1 Written list of service providers not given to borrower	Finance charges under disclosed by $100.88 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800371	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Affiliated Business Doc Missing
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
			Finance charges under disclosed by $1068.75 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800137	3	[3] Initial GFE Missing [2] State - Missing Agency to Receive Borrower Complaints				RESPA		RC	C	C	C
800373	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Agreement
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
			Finance charges under disclosed by $144.34 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800359	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure	Finance charges under disclosed by $201.13 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800140	2	[2] State - Missing Interest rate Lock/Float Disclosure						RB	B	B	B
800363	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Choice of Attorney disclosure
[2]   State - Missing Amortization Information Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)

Finance charges under disclosed by $279.52 which exceeds the $35 tolerance for refinance transactions. TIL Itemization only disclosed a flood cert fee in the amount of $2, however, final HUD reflects $12. TIL itemization did not disclose an attorney fee of $202, or a courier fee of $40 as prepaid finance charges.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800164	2	[2] State - Missing Domestic Partnership Affidavit						RB	B	B	B
800354	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing	Finance charges under disclosed by $329 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800167	2	[2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Interim Interest Disclosure						RB	B	B	B
800361	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Pre-Application Dislcosure [2] State - Missing Mortgage Loan Commitment
Finance charges under disclosed by $365.68 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an Closing fee of $300 or a Courier fee of $60 as a prepaid finance charge.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800169	2	[2] State - Missing Domestic Partnership Affidavit						RB	B	B	B
800170	1							RA	A	A	A
800471	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
			Finance charges under disclosed by $375 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800520	3	[3] Finance Charge underdisclosed >$35 for Refinance
Finance charges under disclosed by $379.37 which exceeds the $35 tolerance for rescindable transactions under 1026.23 of Reg Z. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 204 of the HUD for $350 that is not itemized, therefore, applied to non-APR fees first.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800173	1							RA	A	A	A
800174	2	[2] GFE Other Settlement Charges Good Through Date < 10 business days from GFE Date						RB	B	B	B
800380	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Automated Valuation Report Notice w/ copy of AVM
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
			Finance charges under disclosed by $438 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800176	2	[2] State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay [2] State - Missing Cover Page / Social Security Disclosure						RB	B	B	B
800483	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Application Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure
Finance charges under disclosed by $5,920.16 which exceeds the $100 tolerance for purchase transactions. It appears a lower Index was used at origination than the 5.69% Index available within the look-back period.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800263	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Disclosure	Finance charges under disclosed by $50 which exceeds the $35 for refinances. TIL itemization did not disclose an email fee of $50 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800474	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $525 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800180	1							RA	A	A	A
800379	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Affiliated Business Doc Missing
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
			Finance charges under disclosed by $66.70 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800182	1							RA	A	A	A
800392	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Servicing Transfer Disclosure Missing
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Missing Prevailing Commitment Disclosure
[2]   GFE2 Written list of service providers not given to borrower
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
			Finance charges under disclosed by $80.03 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a courier fee of $50 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800472	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Attorney Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Application Disclosure
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Lock In Agreement
[2]   State - Missing Commitment Letter
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
			Finance charges under disclosed by $925.03 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800365	3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $93.57 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800265	3	[3] Finance Charge underdisclosed >$100 for Purchase [3] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date
Finance charges under disclosed by $1179 which exceeds the $100 tolerance for purchase transactions. There is a Seller credit on page one of HUD for $5000 which is not itemized therefore excluded. There is also a direct bill credit on line 208 for $4232.20 which is un-itemized therefore excluded.
Initial GFE dated 9/11/2013 is not within 3 days of application 08/07/2012.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						SOL Expired		RB	B	B	B
800519	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] Note P&I Does Not Equal Final TIL P&I [2] Credit Score Disclosure Not Present
Finance charges under disclosed by $397.32 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.
The Note reflects P&I of $695.41 and the TIL reflects an initial P&I of $692.43. Discrepancy appears to be due document error on TIL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						SOL Expired		RB	B	B	B
800188	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure						RB	B	B	B
800135	3	[3] Rescission Period under 3 days [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] State - Missing Tangible Net Benefit Disclosure
Comparison of GFE and HUD charges not accurate.  Final GFE dated 06/11/2013 reflects title services and lender's title insurance of $1,060.45, government recording charges of $248 and initial escrow deposit of $198.29; however the GFE column of comparison shows $933 for title services and lender's title insurance, $166 for government recording charges and $140.78 for initial escrow deposit.
ROR executed by borrower's spouse 08/XX/2013 with expiration of rescission period noted as 08/XX/2013, only providing borrower with 2 day rescission period.
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800086	3	[3] Rescission Period under 3 days [2] Initial TIL Missing	ROR executed by borrowers 01/XX/2007 with expiration of rescission period noted as 02/XX/2007, only providing borrower with 2 day rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800116	3	[3] Rescission Period under 3 days [2] GFE1 Written list of service providers not given to borrower	ROR executed by borrowers 7/XX/2013 with expiration of rescission period noted as 7/XX/2013 providing borrower with no rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800001	3
[3]   ROR Incomplete
[3]   ROR Incorrect Form - Lender to Lender Not On H9/G9
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   GFE1 Written list of service providers not given to borrower
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1
[2]   Most Recent GFE Trade-off Table not accurate

Comparison of GFE & HUD fees inaccurate for the following charges from GFE1 dated 01/11/2011: Charge for interest rate reflects $1,095.00 however, GFE column of comparison reflects $545.81; Adjusted origination charge reflects $2,390.00 however, GFE column of comparison reflects $1,840.81; Transfer tax reflects $59.74 however, GFE column of comparison reflects $45.46; Title services and lender's title insurance reflects $3,245.00 however, GFE column of comparison reflects $3,220.00; Initial deposit to escrow account reflects $464.22 however, GFE column of comparison reflects $1,900.78; Daily interest reflects $720.00 however, GFE column of comparison reflects ($179.43)  and Homeowner's insurance reflects $0.00 however, GFE column of comparison reflects $1,732.00.
Most recent GFE dated 01/11/2011 Summary of Loan Terms reflects a loan amount of $438,000.00 and a payment of $2,351.28, and the HUD summary of Loan Terms reflects a loan amount of $436,646.00 and a payment of $2,344.02.
Most recent GFE dated 01/11/2011 Trade-Off Table reflects a loan amount of $438,000.00 and a payment of $2,351.28, and the HUD summary of Loan Terms reflects a loan amount of $436,646.00 and a payment of $2,344.02.
ROR incomplete; not executed or dated.
ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.

ROR - 3yrs for rescindable transactions. The loan is outside the SOL. // ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.  Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.
						SOL Expired		RB	B	B	B
800193	2	[2] State - Missing Domestic Partnership Affidavit						RB	B	B	B
800255	3
[3]   Rescission Period under 3 days
[3]   Anti-steering disclosure not found in file.  Note that while the disclosure not required by regulation, providing the proper anti-steering disclosure provides a presumption of compliance or “safe harbor” to facilitate compliance with the Reg Z anti-Steering provision.  Because assignees of non-compliant loans are subject to the civil liability and enforcement provisions of federal Truth-in-Lending Act, we cite exceptions for both violations of the LO Compensation rule and possible violation of the Anti-Steering rules if there is no evidence of compliance in the file.
[2]   State - Missing Notice to Borrower/Prospective Borrower / Homeowner Protection Notice
[2]   State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)

Anti-steering disclosure not found in file.  Note that while the disclosure not required by regulation, providing the proper anti-steering disclosure provides a presumption of compliance or “safe harbor” to facilitate compliance with the Reg Z anti-Steering provision.  Because assignees of non-compliant loans are subject to the civil liability and enforcement provisions of federal Truth-in-Lending Act, we cite exceptions for both violations of the LO Compensation rule and possible violation of the Anti-Steering rules if there is no evidence of compliance in the file.
Notice of ROR reflects a rescission expiration date of 05/XX/2013, however, ROR Notice was executed by borrowers 05/XX/2013 and HUD reflects a disbursement date of 5/XX/2013 which does not provide the borrower with a rescission period.
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800054	3
[3]   Rescission Period under 3 days
[2]   Evidence of Single Premium Credit Insurance With Disclosure
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   Initial TIL Missing

Evidence of credit life insurance with a monthly payment of $655.66 and annual premium of $7868.03. Insurance is optional.
ROR executed by borrowers 07/XX/1998 with expiration of rescission period noted as 07/XX/1998, only providing borrower with a 2 day rescission period.
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800252	3	[3] ROR Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800198	2	[2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [1] Loan Exempt from ATR Rule						RB	B	B	B
800397	3	[3] HUD-1 Incomplete [2] Initial GFE Date not within 3 days of Initial Application Date [1] Loan Exempt from ATR Rule	Funding date on line 901 reflects funding date of 4/XX/2014 rather than 5/XX/2014 indicating clerical error. Initial GFE dated 02/10/2014 is not within 3 days of credit report dated 02/01/2014.	NO		Testing Not Required		RC	C	C	C
800069	2
[2]   State - Missing Purchase Money Borrower Notification Dislcosure
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   GFE1 Fees Not Disclosed Correctly

GFE1 dated 05/14/2013 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however box #2 was checked.
								RB	B	B	B
800183	2
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Domestic Partnership Affidavit
[2]   GFE4 Reason(s) for any other revision(s) not documented
[2]   GFE Other Settlement Charges Good Through Date < 10 business days from GFE Date

GFE1 dated 11/08/2013 Important Dates Section, Other Settlement Charges Good Through Date is 11/20/2013, which is less than the 10 business days required.
GFE4 dated 01/23/2014 reflects an undocumented change in loan amount from $251,250 to $239,250.
								RB	B	B	B
800203	1							RA	A	A	A
800243	2
[2]   GFE1 Fees Not Disclosed Correctly
[2]   GFE4 Fees Not Disclosed Correctly
[2]   GFE5 Fees Not Disclosed Correctly
[2]   GFE6 Fees Not Disclosed Correctly
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   QM APR Test - APR below HPML Threshold.  Safe Harbor

GFE1 dated 5/23/2014 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however no box was checked.
GFE4 dated 7/17/2014 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however no box was checked.
GFE5 dated 7/21/2014 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however no box was checked.
GFE6 dated 7/22/2014 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however no box was checked.
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX.  XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800237	2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Application Disclosure						RB	B	B	B
800240	2	[2] GFE1 Fees Not Disclosed Correctly [2] GFE2 Fees Not Disclosed Correctly [1] QM Loan - Temporary Definition [1] QM APR Test - APR below HPML Threshold. Safe Harbor
GFE1 dated 6/02/2014 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however no box was checked.
GFE2 dated 7/22/2014 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however no box was checked.
								RB	B	B	B
800241	2	[2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [1] Loan Exempt from ATR Rule						RB	B	B	B
800202	3	[3] State Late Charge Not Standard [2] GFE2 Reason(s) for any other revision(s) not documented [2] State - Missing Affidavit of Compliance / Smoke Alarm	GFE2 dated 01/13/2014 reflects an undocumented change in loan amount from $160,000 to $159,550. Late charge fee of 5% exceeds the max allowed of 2% for the state New York.			Late Charge		RC	C	C	C
800244	1	[1] Loan Exempt from ATR Rule						RA	A	A	A
800247	2	[2] State - Missing Choice of Attorney disclosure [1] QM Loan - Temporary Definition [1] QM APR Test - APR below HPML Threshold. Safe Harbor						RB	B	B	B
800187	2	[2] GFE2 Reason(s) for any other revision(s) not documented [2] State - Missing Right to Choose Attorney or Title Insurance Company	GFE2 dated 01/14/2014 reflects an undocumented change in loan amount from $331,080 to $323,374.					RB	B	B	B
800250	2
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
								RB	B	B	B
800172	2	[2] GFE2 Reason(s) for any other revision(s) not documented [2] Loan is subject to IL Predatory Lending Database Program
GFE2 dated 04/18/2013 reflects an undocumented change in loan amount from $259,000 to $260,955.
Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.
								RB	B	B	B
800512	3	[3] ROR Incomplete [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date
Initial GFE dated 12/09/2010 is not within 3 days of lender credit report dated of 11/29/2010.
Initial TIL dated 12/09/2010 is not within 3 days of lender credit report that is dated of 11/29/2010. Loan is originated and closed by XX
ROR incomplete due to missing the recission period expiration date.
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800356	3
[3]   ROR Incorrect Form - Lender to Lender Not On H9/G9
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
			ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.
ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.
						SOL Expired		RB	B	B	B
800175	2	[2] GFE2 Reason(s) for any other revision(s) not documented	GFE2 dated 10/23/2013 reflects an undocumented change in loan amount from $157,500 to $154,750.					RB	B	B	B
800127	3
[3]   No tolerance fees increased at closing (Transfer Taxes)
[3]   GFE2 Reason(s) for settlement charge revision(s) not documented
[2]   GFE2 Reason(s) for any other revision(s) not documented
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date

GFE2 dated 10/23/2013 reflects an undocumented increase in interest rate from 4.25% to 4.75%.
GFE2 dated 10/23/2013 reflects an undocumented increase in Title services from $1,557 to $2,065; Required services that you can shop for from $84 to $130 and Government Recording charges from $105 to $250.
Initial GFE dated 09/20/2013 is not within 3 days of application 08/20/2013.
Initial TIL dated 09/20/2013 is not within 3 days of application 08/20/2013 or the credit report that is dated 08/20/2013. Loan is originated and closed by Wells Fargo Bank, NA.
No tolerance fees increase: Transfer Taxes increased; most recent GFE dated 10/23/2013 disclosed Transfer taxes as $0 increased at closing to $231.
						RESPA		RC	C	C	C
800181	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] GFE2 Reason(s) for any other revision(s) not documented [2] GFE3 Reason(s) for any other revision(s) not documented
GFE2 dated 10/30/2013 reflects an undocumented change in loan amount from $273,540.00 to $273,540.97
GFE3 dated 11/27/2013 reflects an undocumented change in loan amount from $273,540.97 to $267,900.95.
Initial GFE dated 10/30/2013 is not within 3 days of application 10/25/2013.
								RB	B	B	B
800258	2	[2] State - Missing Idaho Escrow Account Disclosure						RB	B	B	B
800259	2
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   State - Missing Oral Agreement Notice
								RB	B	B	B
800260	1							RA	A	A	A
800261	2	[2] State - Missing Cover Page / Social Security Disclosure						RB	B	B	B
800262	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application						RB	B	B	B
800117	3
[3]   Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1
[2]   Most Recent GFE Escrow account information not correct
[2]   Most Recent GFE Trade-off Table not accurate
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Commitment Letter

Comparison of GFE & HUD fees inaccurate; the final HUD reflects $6600.37 for the initial escrow deposits and $1185 for the homeowners insurance;  however HUD column of comparison does not reflect charge for the initial escrow deposits and the homeowners insurance.
Most recent GFE dated 5/4/2013 does not disclose an escrow account, however Final HUD holds escrows.
Most recent GFE dated 5/4/2013 Summary of Loan Terms reflects a rate of 3.625% and a payment of $1019.99 and the HUD summary of Loan Terms reflects a rate of 3.875% and a payment of $1034.52.
Most recent GFE dated 5/4/2013 Trade Off-Table reflects a rate of 3.625% and a payment of $1019.99 and the HUD summary of Loan Terms reflects a rate of 3.875% and a payment of $1034.52.
The APR on the initial TIL (3.8019) is greater than .125 less than the APR on the Final TIL (3.9281). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800125	2	[2] State - Missing Finance Lender Information Disclosure [2] GFE3 Reason(s) for any other revision(s) not documented	GFE3 dated 09/24/2013 reflects an undocumented change in loan amount from $164,800 to $164,799.					RB	B	B	B
800177	2	[2] Credit Score Disclosure Not Present [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] GFE3 Reason(s) for any other revision(s) not documented	GFE3 dated 1/07/2014 reflects an undocumented change in loan amount from $102,564 to $99,000.					RB	B	B	B
800189	2	[2] State - Missing Domestic Partnership Affidavit [2] GFE5 Reason(s) for any other revision(s) not documented	GFE5 dated 03/11/2014 reflects an undocumented change in loan amount from $138,750 to $120,000					RB	B	B	B
800355	1							RA	A	A	A
800362	3	[3] State Grace Period Below Minimum [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure	Grace period of 14 days is below the minimum of 15 days required for the state of North Carolina.			Late Charge		RC	C	C	C
800357	2	[2] Affiliated Business Doc Missing						RB	B	B	B
800358	2	[2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing Notice of Choice of Agent or Insurer						RB	B	B	B
800413	2
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations disclosure in file does not list 10 counseling agencies as specified under the CFPB's Interpretive Final Rule.  While the CFPB issued a bulletin in Nov 2013 providing for a 6-month grace period to allow for system implementation where creditors electing to comply with the notice of housing counselors using option 2 (generate and provide own list) can list the CFPB website in lieu of the list of 10 counseling agencies, the application for this transaction was received on or after 7/1/14 which is well after the 6-month temporary system implementation period provided by the CFPB and should therefore comply with the requirement to provide a full written list of ten counseling agencies.
								RB	B	B	B
800197	2
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Permanent Definition
[1]   QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800382	2
[2]   State - Missing Non Agency Disclosure
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800364	2
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
								RB	B	B	B
800383	2
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800367	2	[2] Credit Score Disclosure Not Present						RB	B	B	B
800368	2
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Virginia Insurance Disclosure
[2]   State - Missing Choice of Settlement Agent Disclosure
[2]   State - Missing Appraisal Notice
								RB	B	B	B
800369	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
								RB	B	B	B
800386	2
[2]   State - Missing Notice of Consumers Right to Obtain a Security Freeze
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800387	3
[3]   Increase in 10% tolerance fees exceeds 10%
[2]   State - Missing Borrower Information Document
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Commitment Letter
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $2614.00 and the total collected was $3957.00 resulting in an increase of $1343.00 or 51.38%.
						RESPA		RC	C	C	C
800388	2
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800390	2
[2]   State - Missing Acknowledgment of Receipt of Copies of Signed Loan Documents
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800375	2	[2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Anti-Discrimination Notice [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement						RB	B	B	B
800376	1							RA	A	A	A
800399	2
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Pre-Application Dislcosure
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800378	2	[2] Affiliated Business Doc Missing [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing KY Notification to New Homeowners						RB	B	B	B
800400	3
[3]   State Late Charge Not Standard
[2]   State - Missing Prevailing Commitment Disclosure
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
						Late Charge		RC	C	C	C
800401	2
[2]   State - Missing Commitment Letter
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800402	2
[2]   GFE1 Written list of service providers not given to borrower
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800403	3
[3]   State Late Charge Not Standard
[2]   State - Missing Anti-Coercion Notice
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
Late charge fee of 5% exceeds the max allowed of 4% for the State of North Carolina.
						Late Charge		RC	C	C	C
800404	2	[2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800405	3
[3]   State Late Charge Not Standard
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[2]   Missing or Illegible Borrower ID's; Borrower ID verification form also not in file (Customer Identification Program/Patriot Act)
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
						Late Charge		RC	C	C	C
800385	1	[1] Loan Exempt from ATR Rule						RA	A	A	A
800406	2
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[2]   Missing or Illegible Borrower ID's; Borrower ID verification form also not in file (Customer Identification Program/Patriot Act)
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800407	2
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800408	2
[2]   State - Missing Notice of Residential Mortgage Loan Applicants
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800409	2
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
Initial GFE dated 6/3/2014 is not within 3 days of application 4/29/2014.
								RB	B	B	B
800410	2
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800391	2	[2] GFE1 Written list of service providers not given to borrower [2] Missing or Illegible Borrower ID's; Borrower ID verification form also not in file (Customer Identification Program/Patriot Act)						RB	B	B	B
800411	2
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800393	2
[2]   State - Missing Application Disclosure
[2]   GFE2 Written list of service providers not given to borrower
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
								RB	B	B	B
800394	2	[2] State - Missing Agency to Receive Borrower Complaints [2] Missing or Illegible Borrower ID's; Borrower ID verification form also not in file (Customer Identification Program/Patriot Act)						RB	B	B	B
800414	2
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800396	2
[2]   Flood Insurance Cert Missing
[2]   State - Missing Mortgage Banker Disclosure
[2]   Missing or Illegible Borrower ID's; Borrower ID verification form also not in file (Customer Identification Program/Patriot Act)
[2]   Credit Score Disclosure Not Present
								RB	B	B	B
800416	3
[3]   State Late Charge Not Standard
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
						Late Charge		RC	C	C	C
800398	2	[2] State - Missing Application Disclosure / Advance Fee Agreement [1] Loan Exempt from ATR Rule						RB	B	B	B
800418	2
[2]   GFE1 Written list of service providers not given to borrower
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[2]   Missing or Illegible Borrower ID's; Borrower ID verification form also not in file (Customer Identification Program/Patriot Act)
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800421	2
[2]   State - Missing Domestic Partnership Affidavit
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800422	2
[2]   State - Missing Acknowledgment of Receipt of Copies of Signed Loan Documents
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800426	2
[2]   State - Missing Domestic Partnership Affidavit
[2]   GFE1 Written list of service providers not given to borrower
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[2]   Missing or Illegible Borrower ID's; Borrower ID verification form also not in file (Customer Identification Program/Patriot Act)
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800427	3
[3]   No tolerance fees increased at closing (Origination Charge)
[3]   No tolerance fees increased at closing (Adjusted Origination Charges)
[2]   State - Missing Mortgage Banker Disclosure
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 06/02/2014; Adjusted Origination disclosed as $1190 increased at closing to $1415. This is due to the fact that GFE4 dated 07/31/2014 reflects an undocumented increase in Origination charges from $1190 to $1340 therefore an undocumented increase in Adjusted Origination charges from $1265 to $1415.
No tolerance fees increased at closing: Origination charges increased from most recent binding GFE dated 06/18/2014 disclosed Origination charges as $1190 increased at closing to $1340. This is due to the fact that GFE4 dated 07/31/2014 reflects an undocumented increase in Origination charges from $1190 to $1340 therefore an undocumented increase in Adjusted Origination charges from $1265 to $1415.
						RESPA		RC	C	C	C
800428	2
[2]   State - Missing Acknowledgment of Receipt of Copies of Signed Loan Documents
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800429	2
[2]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[2]   Borrower ID verification form Unsigned (Customer Identification Program/Patriot Act)
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XX. XXX is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
								RB	B	B	B
800395	3	[3] No tolerance fees increased at closing (Transfer Taxes) [3] Increase in 10% tolerance fees exceeds 10% [2] State - Missing Domestic Partnership Affidavit
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $1769 and the total collected was $2006.24, resulting in an increase of $237.24 or 13.41%.
No tolerance fees increase: Transfer Taxes increased; most recent GFE dated 11/01/2013 disclosed Transfer taxes as $0 increased at closing to $160.60.
						RESPA		RC	C	C	C
800420	3
[3]   Increase in 10% tolerance fees exceeds 10%
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[1]   Loan Exempt from ATR Rule

HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $285.96 and the total collected was $368.96, resulting in an increase of $368.96 or 29.03%.
						RESPA		RC	C	C	C
800112	3
[3]   State Late Charge Not Standard
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
[2]   GFE1 Written list of service providers not given to borrower
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date

Initial GFE dated 02/06/2013 is not within 3 days of application 01/14/2013.
Initial TIL dated 02/08/2013 is not within 3 days of application 01/14/2013 or the credit report that is dated 01/14/2013. Loan is originated and closed by XX
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
						Late Charge		RC	C	C	C
800185	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date
Initial GFE dated 02/28/2014 is not within 3 days of application 11/21/2013.
Initial TIL dated 02/28/2014 is not within 3 days of application 11/21/2013 or the credit report that is dated 11/21/2013. Loan is originated and closed by XX
								RB	B	B	B
800251	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date
Initial GFE dated 04/13/2012 is not within 3 days of application 03/16/2012.
Initial TIL dated 04/13/2012 is not within 3 days of application 03/16/2012 or the credit report that is dated 03/16/2012. Loan is originated and closed by XX
								RB	B	B	B
800384	3
[3]   State Late Charge Not Standard
[2]   State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations
[2]   State - Missing Carbon Monoxide Detector Certification and Indemnification Agreement
[2]   Initial GFE Date not within 3 days of Initial Application Date
[1]   Loan Exempt from ATR Rule
			Initial GFE dated 1/28/2014 is not within 3 days of application or credit report date of 1/23/2014. Late charge fee of 5% exceeds the max allowed of 3% for the state Massachusetts.			Late Charge		RC	C	C	C
800101	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
			Initial GFE dated 10/24/2012 is not within 3 days of application 10/10/2012. Initial TIL dated 10/24/2012 is not within 3 days of application 10/10/2012 or the credit report that is dated 10/10/2012.					RB	B	B	B
800139	3
[3]   TIL Missing
[3]   Initial GFE Missing
[3]   Initial TIL Missing
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
				YES	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TIL Deficiency/RESPA		RC	C	C	C
800264	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present	Initial GFE dated 12/12/2013 is not within 3 days of application 10/31/2013.					RB	B	B	B
800045	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Consumer Disclosure	Initial GFE dated 12/29/2004 not within 3 days of Initial Application date of 12/15/2004. Initial TIL dated 12/29/2004 not within 3 days of Initial Application date of 12/15/2004.					RB	B	B	B
800417	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date
Initial GFE dated 12/30/2013 is not within 3 days of the application date of 11/20/2013.
Initial TIL dated 12/30/2013 is not within 3 days of application 11/20/2013 or the credit report that is dated 11/20/2013. Loan is originated and closed by XX
								RB	B	B	B
800130	3
[3]   Initial GFE Missing
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Collateral Protection Insurance Notice

Initial GFE dated 12/9/2013 is not within 3 days of initial application 10/16/2013.
Initial TIL dated 12/10/2013 is not within 3 days of the iniaial application dated 10/16/2013 or initial credit report 10/16/2013.  Loan is originated and closed by XX
Missing Initial GFE due to Document Status Form reflects GFE was issued on 11/27/2013. This GFE was not enclosed in the loan file.
						RESPA		RC	C	C	C
800082	3
[3]   State Late Charge Not Standard
[2]   Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1
[2]   Most Recent GFE Trade-off Table not accurate
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date

Initial GFE is dated 11/27/2012 which is not within 3 days of the application date 10/05/2012.
Initial TIL dated 11/27/2012 is not within 3 days of application 10/05/2012 or the credit report that is dated 10/05/2012. Loan is originated and closed by XX
Late charge fee of 5% exceeds the max allowed of 2% for the state New York.
Most recent GFE dated 11/27/2012 Summary of Loan Terms reflects an interest rate of 3.75% and a payment of $2,896.79 and the HUD summary of Loan Terms reflects an interest rate of 3.625% and a payment of $2,852.60.
Most recent GFE dated 11/27/2012 Trade-Off Table reflects an interest rate of 3.75% and a payment of $2,896.79 and the HUD reflects an interest rate of 3.625% and a payment of $2,852.60.
						Late Charge		RC	C	C	C
800249	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Appraisal and Consumer Report Notice	Initial TIL dated 04/17/2012 is not within 3 days of lender credit report dated 02/22/2012.					RB	B	B	B
800521	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   State - Missing Borrower Information Document
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   Loan is subject to IL Predatory Lending Database Program

Initial TIL dated 08/01/2013 is not within 3 days of application 07/09/2013 or the credit report that is dated 07/09/0213. Loan is originated and closed by XX
Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.
								RB	B	B	B
800204	3	[3] State Late Charge Not Standard [2] State - Missing Affidavit of Compliance / Smoke Alarm	Late charge fee of 5% exceeds the max allowed of 2% for the state New York.			Late Charge		RC	C	C	C
800257	3
[3]   State Late Charge Not Standard
[2]   State - Missing Application Disclosure
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
			Late charge fee of 5% exceeds the max allowed of 2% for the state New York.			Late Charge		RC	C	C	C
800381	3	[3] State Late Charge Not Standard [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure	Late charge fee of 5% exceeds the max allowed of 2% for the state New York.			Late Charge		RC	C	C	C
800424	2	[2] State - Missing Domestic Partnership Affidavit [1] Loan Exempt from ATR Rule						RB	B	B	B
800389	3
[3]   State Late Charge Not Standard
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
			Late charge fee of 5% exceeds the max allowed of 2% for the state New York.			Late Charge		RC	C	C	C
800256	3
[3]   State Late Charge Not Standard
[3]   No tolerance fees increased at closing (Credit or Charge for Interest Rate)
[3]   No tolerance fees increased at closing (Adjusted Origination Charges)
[3]   No tolerance fees increased at closing (Transfer Taxes)
[2]   Missing GFE(s)
[2]   GFE1 Written list of service providers not given to borrower

Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.
Missing GFE due to GFE Change Circumstances Screen reflects GFE was issued on 7/30/2013. This GFE was not enclosed in the loan file.
No tolerance fees increase: Transfer Taxes increased; most recent GFE dated 6/25/2013 disclosed Transfer taxes as $161 increased at closing to $165.75.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 06/25/2013; Adjusted Origination disclosed as $305 increased at closing to $346.09.
No tolerance fees increased at closing: credit for Interest Rate disclosed on the most recent GFE dated 06/29/2013 of ($350) but final HUD discloses a credit of ($308.91).
						RESPA		RC	C	C	C
800425	3	[3] State Late Charge Not Standard [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [1] Loan Exempt from ATR Rule	Late charge fee of 5% exceeds the max allowed of 3% for the state Massachusetts.			Late Charge		RC	C	C	C
800192	3	[3] State Late Charge Not Standard [1] Loan Exempt from ATR Rule	Late charge fee of 5% exceeds the max allowed of 3% for the State of Massachusetts.			Late Charge		RC	C	C	C
800048	3	[3] State Late Charge Not Standard [2] State - Missing Choice of Attorney disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Late charge fee of 5% exceeds the max allowed of 4% for the state North Carolina.			Late Charge		RC	C	C	C
800468	1							RA	A	A	A
800469	2	[2] State - Missing Interim Interest Disclosure						RB	B	B	B
800470	2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing						RB	B	B	B
800186	3	[3] State Late Charge Not Standard	Late charge fee of 5% exceeds the max allowed of 4% for the state North Carolina.			Late Charge		RC	C	C	C
800415	2
[2]   State - Missing Borrower Information Document
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   Loan is subject to IL Predatory Lending Database Program
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor
			Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.					RB	B	B	B
800523	2
[2]   State - Missing Borrower Information Document
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   Loan is subject to IL Predatory Lending Database Program
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor
[1]   TILA Designation: Safe Harbor QM (Temporary Definition)
			Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.					RB	B	B	B
800126	2	[2] Missing GFE(s)	Missing GFE due to doc status reflects a GFE was issued on 10/16/2013. This GFE is not enclosed in the loan file.					RB	B	B	B
800475	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure						RB	B	B	B
800476	2
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
								RB	B	B	B
800477	2
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
								RB	B	B	B
800478	2	[2] State - Missing Borrower's Choice of Attorney Disclosure						RB	B	B	B
800479	2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure						RB	B	B	B
800480	2
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Lock-In Agreement
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
								RB	B	B	B
800481	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)						RA	A	A	A
800482	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
								RB	B	B	B
800122	2	[2] Missing GFE(s)
Missing GFE due to price Range Protection Confirmation/ Rate Lock Agreement letter dated 10/10/2013 indicating that a loan amount of $370,000 and interest rate of 4.25%. That GFE was not enclosed in the loan file.
								RB	B	B	B
800484	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Loan Origination and Compensation Agreement
[2]   State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations
								RB	B	B	B
800485	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing						RB	B	B	B
800506	2
[2]   State - Missing Title Protection Disclosure
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor
[1]   TILA Designation: Safe Harbor QM (Temporary Definition)
								RB	B	B	B
800113	3
[3]   Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
[2]   GFE2 Reason(s) for any other revision(s) not documented
[2]   State - Missing Notice of Consumers Right to Obtain a Security Freeze

GFE2 dated 10/02/2013 reflects an undocumented change in loan amount from $230,000 to $243,575 and interest rate from 2.875% to 4.5%.
The APR on the Initial TIL (2.9965) is greater than .125 less than the audited APR (4.5612) which is based on the under-disclosure. The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800508	2	[2] Credit Score Disclosure Not Present [2] Initial TIL Missing						RB	B	B	B
800509	2	[2] State - Missing Application Disclosure [2] Missing GFE(s) [2] State - Missing Borrower's Choice of Attorney Disclosure	Missing GFE due to Written list of service providers reflects GFE was issued on 11/28/2011. This GFE was not enclosed in the loan file.					RB	B	B	B
800178	2	[2] State - Missing Application Disclosure [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate
Most recent GFE dated 1/8/2014 Summary of Loan Terms reflects a loan amount of $124,100 and a payment of $675.71 and the HUD summary of Loan Terms reflects a loan amount of $124,568 and a payment of $678.26.
Most recent GFE dated 1/8/2014 Trade-Off Table reflects a loan amount of $124,100 and a payment of $675.71 and the HUD reflects a loan amount of $124,568 and a payment of $678.26.
								RB	B	B	B
800118	3
[3]   Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
[2]   Missing GFE(s)
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Interim Interest Disclosure

Missing GFE due to Rate Lock Agreement reflects rate was locked on 09/26/2013. This GFE was not enclosed in the loan file.
The APR on the initial TIL (3.6183) is greater than .125 less than the APR on the Final TIL (4.5307). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800419	3
[3]   No tolerance fees increased at closing (Transfer Taxes)
[2]   State - Missing Pre-Application Dislcosure
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

No tolerance fees increased at closing: Transfer taxes increased from most recent binding GFE dated 02/06/2014; Transfer fees disclosed $2123 increased at closing to $2156.37. Unable to apply the cure on line 205 as it reflects it is a 10% cure and not a transfer tax cure.
						RESPA		RC	C	C	C
800513	1	[1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)						RA	A	A	A
800514	2	[2] State - Missing Interim Interest Disclosure						RB	B	B	B
800515	2	[2] State - Missing Right to Select Attorney Disclosure						RB	B	B	B
800516	1							RA	A	A	A
800171	3
[3]   Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
[3]   ROR Incorrect Form - Lender to Lender Not On H9/G9
[2]   GFE2 Reason(s) for any other revision(s) not documented
[2]   GFE3 Reason(s) for any other revision(s) not documented
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Initial Tax Authorization Notice

GFE2 dated 5/8/2013 reflects an undocumented change in loan amount from $143,000 to $128,000.
GFE3 dated 06/17/2013 reflects an undocumented change in the loan term from 15 year to 30 year.
Incorrect ROR form used for lender to lender refinance, H9 or G9 form not used. There were new funds advanced on a same creditor refinance, therefore rescission period is required, and ROR form H9 or G9 would apply.
The APR on the initial TIL (3.1365) is greater than .125 less than the APR on the Final TIL (4.3328). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. // ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains.  Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.
						SOL Expired		RB	B	B	B
800518	2
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Impound Authorization Disclosure
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor
[1]   TILA Designation: Safe Harbor QM (Temporary Definition)
								RB	B	B	B
800005	3
[3]   Change date(s) in TIL rate/payment disclosure inaccurate
[3]   Payment value(s) in TIL Rate/Payment Disclosure inaccurate
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   Missing GFE(s)

Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 08/XX/2013 (funding date or 10/XX/2013 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 10/XX/2018.  "Maximum Ever" column should list date maximum rate may be reached (09/XX/2020) per Note terms, TIL lists 10/XX/2020.
Missing GFE due to re-disclosure changed circumstance letter reflects a GFE was issued on 07/17/2013 when the rate was locked.  This GFE is not enclosed in the loan file.
Payment values in TIL Rate/Payment Disclosure are inaccurate. Maximum ever P&I payment on the Final TIL is $3670.90, calculated Maximum Ever P&I payment is $3632.13.
					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	SOL Not Expired		RC	C	C	C
800253	3
[3]   Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
[3]   No tolerance fees increased at closing (Credit or Charge for Interest Rate)
[3]   No tolerance fees increased at closing (Adjusted Origination Charges)
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   State - Missing Mortgage Banker Disclosure

No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 7/27/2012; Adjusted Origination disclosed as $1100.00 increased at closing to $1355.00
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent GFE dated 07/27/2012 of $0.00 but final HUD discloses a charge of $255.00.
The APR on the initial TIL (4.75) is greater than .125 less than the APR on the Final TIL (4.9015). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	RESPA		RC	C	C	C
800412	3
[3]   Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
[2]   State - Missing Agency to Receive Borrower Complaints
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor

The APR on the initial TIL (4.0456) is greater than .125 less than the APR on the Final TIL (4.7805). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	SOL Expired		RB	B	B	B
800522	1	[1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)						RA	A	A	A
800510	3	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed) [2] State - Missing Residential Mortgage Loan Originator Disclosure
The APR on the initial TIL (3.9929) is greater than .125 less than the APR on the Final TIL (5.2454). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
					TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	SOL Not Expired		RC	C	C	C
800524	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)						RA	A	A	A
800525	2
[2]   State - Missing Interest Rate Disclsoure
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor
[1]   TILA Designation: Safe Harbor QM (Temporary Definition)
								RB	B	B	B
800526	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Select Attorney Disclosure						RB	B	B	B